Private Placement - Additional Information (Detail) - VPC Impact Acquisition Holdings III, Inc [Member] - USD ($)			9 Months Ended
	Mar. 09, 2021	Jan. 22, 2021	Sep. 30, 2021
Private Placement [Line Items]
Sale of stock,price per share		$ 9.20	$ 9.20
Private Placement Warrants [Member]
Private Placement [Line Items]
Exercise price of warrants		$ 11.50	$ 11.50
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of warrants issued		7,075,000	5,100,214
Number of warrants issued, price per share			$ 1.50
Value of warrants issued			7,650,320
Over-Allotment Option [Member]
Private Placement [Line Items]
Sale of stock, number of shares issued in transaction	2,876,598
Sale of stock,price per share	$ 10.00
Sale of stock, consideration received	$ 253,765,980